Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Disclosure of Detailed Information About Trade and Other Receivables Explanatory
(1)	Details of trade and other receivables as of December 31, 2025 and 2024 are as follows:

(In millions of won)	December 31, 2025
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable – trade	₩	2,185,983	(267,481)	1,918,502
Short-term loans		70,271	(607)	69,664
Accounts receivable – other(*)		366,785	(20,459)	346,326
Accrued income		1,998	—	1,998
Guarantee deposits (Other current assets)		102,396	—	102,396

		2,727,433	(288,547)	2,438,886
Non-current assets:
Long-term loans		51,431	(19,247)	32,184
Long-term accounts receivable – other		164,762	—	164,762
Guarantee deposits		167,823	—	167,823
Long-term accounts receivable – trade (Other non-current assets)		8,402	(1)	8,401

		392,418	(19,248)	373,170

	₩	3,119,851	(307,795)	2,812,056

(*)	Gross and carrying amounts of accounts receivable – other as of December 31, 2025 include ₩189,963 million of financial instruments classified as fair value through profit or loss (“FVTPL”).

(In millions of won)	December 31, 2024
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable – trade	₩	2,247,334	(258,028)	1,989,306
Short-term loans		65,767	(562)	65,205
Accounts receivable – other(*)		394,820	(25,628)	369,192
Accrued income		4,242	—	4,242
Guarantee deposits (Other current assets)		119,575	—	119,575

		2,831,738	(284,218)	2,547,520
Non-current assets:
Long-term loans		75,842	(41,396)	34,446
Long-term accounts receivable – other		173,252	—	173,252
Guarantee deposits		155,875	—	155,875
Long-term accounts receivable – trade (Other non-current assets)		11,078	(2)	11,076

		416,047	(41,398)	374,649

	₩	3,247,785	(325,616)	2,922,169

(*)	Gross and carrying amounts of accounts receivable – other as of December 31, 2024 include ₩223,761 million of financial instruments classified as fair value through profit or loss (“FVTPL”).

Changes in Loss Allowance on Accounts Receivable - Trade Measured at Amortized Costs
(2)	Changes in the loss allowance on accounts receivable – trade measured at amortized costs for the years ended December 31, 2025 and 2024 are as follows:

	Beginning balance		Impairment	Write- offs(*)	Collection of receivables previously written-off	Ending balance
2025	₩	258,030	44,183	(42,484)	7,753	267,482
2024	₩	242,737	49,865	(42,662)	8,090	258,030

(*)	The Group writes off the trade and other receivables that are determined to be uncollectable due to reasons such as termination of operations or bankruptcy.

Summary of Loss Allowance on Accounts Receivable - Trade
(3)
The Group applies the practical expedient that allows the Group to estimate the loss allowance for accounts receivable – trade at an amount equal to the lifetime expected credit losses. The expected credit losses include the forward-looking information. To make the assessment, the Group uses its historical credit loss experience over the past three years and classifies the accounts receivable – trade by their credit risk characteristics and days overdue. Details of loss allowance on accounts receivable – trade and information on days overdue as of December 31, 2025 are as follows:

(In millions of won)
		Less than 6 months		6 months ~ 1 year	1 ~ 3 years	More than 3 years
Telecommunications service revenue	Expected credit loss rate		1.58%	73.47%	90.76%	99.99%
	Gross amount	₩	1,413,007	56,639	150,448	25,965
	Loss allowance		22,393	41,615	136,546	25,964

Other revenue	Expected credit loss rate		2.78%	53.91%	62.41%	93.48%
	Gross amount	₩	514,691	5,170	8,827	19,638
	Loss allowance		14,310	2,787	5,509	18,358